[OBJECT OMITTED]


May 4, 2004


VIA EDGAR

US Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:      THE JAPAN FUND, INC. (FILE NOS. 33-13863 AND 811-01090)

Ladies and Gentlemen:

On behalf of The Japan Fund, Inc. (the "Fund"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Fund's Post-Effective Amendment No. 26, which was filed with the Securities and Exchange Commission via EDGAR on April 29, 2004, accession number 0001135428-04-000173.

Please do no hesitate to contact me at 610-676-3204 if you have any questions or comments concerning this filing.

Sincerely,

/s/ Anthony Burkhardt
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Anthony Burkhardt